Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 219,348	$ 444,420	$ 132,803
Trade accounts receivable, net	86,875	109,795	78,843
Accounts receivable - related party	2,303	4,506	4,506
Prepaid expenses	101,369	64,603	32,239
Total current assets	409,895	623,324	248,391
OTHER ASSETS
Property and equipment, net	157,123	127,503	141,080
Investment		0	10,000
Customer relationships, net	16,838	22,450	33,675
Proprietary content, net	361,007	393,824	459,463
Trade name	69,300	69,300	69,300
Non-compete agreements, net	13,150	15,780	21,040
Trademarks	38,233	30,085	22,592
Goodwill	1,094,702	1,094,702	1,094,702
Total assets	2,160,248	2,376,968	2,100,243
CURRENT LIABILITIES
Accounts payable - trade	120,658	51,814	27,229
Accrued expenses	66,922	122,552	103,654
Deferred revenue	0	95,601	32,739
Line of credit	0	0	19,732
Notes payable	223,750	165,562	93,397
Pre-merger payables		0	99,056
Total current liabilities	411,330	435,529	375,807
Notes payable	839,199	281,031	0
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value; 300,000,000 shares authorized	35,838	35,738	34,863
Additional paid-in capital	5,874,332	5,679,668	4,768,596
Accumulated deficit	(5,000,450)	(4,054,998)	(3,079,023)
Total stockholders' equity	909,720	1,660,408	1,724,436
Liabilities and Stockholders Equity	$ 2,160,248	$ 2,376,968	$ 2,100,243